TRADE AND OTHER RECEIVABLES - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables:
Institutions	$ 985	$ 591
Advances to suppliers	370	236
Employees	151	114
Prepaid expenses	637	411
Miscellaneous	108	52
Other receivables	$ 2,251	$ 1,404